UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23316

Investment Company Act file number

2017 Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

2017 Mandatory Exchangeable Trust

Semi-Annual Report

Financial statements as of and for the six month period ended June 30, 2018

2017 Mandatory Exchangeable Trust
Allocation of Portfolio Assets
June 30, 2018 (Unaudited)
(Expressed as Percentages of Total Investments)

2017 Mandatory Exchangeable Trust

Schedule of Investments
June 30, 2018 (Unaudited)

Security Description	Maturity Date	Par Value	Amortized Cost	Fair Value

Stripped United States Treasury Securities - 10.77%*
Stripped United States Treasury Security	8/15/2018	3,729,000	3,721,785	3,720,274
Stripped United States Treasury Security	11/15/2018	3,729,000	3,705,817	3,702,916
Stripped United States Treasury Security	2/15/2019	3,729,000	3,688,885	3,678,621
Stripped United States Treasury Security	5/15/2019	3,729,000	3,672,752	3,656,430
Stripped United States Treasury Security	8/15/2019	3,729,000	3,654,004	3,628,548
Stripped United States Treasury Security	11/15/2019	3,729,000	3,642,383	3,607,897
Stripped United States Treasury Security	2/15/2020	3,729,000	3,623,781	3,581,794
Stripped United States Treasury Security	5/15/2020	3,729,000	3,606,313	3,559,316
Stripped United States Treasury Security	8/15/2020	3,729,000	3,585,198	3,532,295
Stripped United States Treasury Security	11/15/2020	3,729,000	3,563,726	3,507,158
Total Stripped United States Treasury Securities			36,464,644	36,175,249

Forward Agreements - 89.23%*
2017 Mandatory Exchangeable Trust Forward Agreements^			239,912,754	299,794,978
Total Forward Agreements			239,912,754	299,794,978

Total Investments - 100.00%*			276,377,398	$335,970,227
Other assets and liabilities, net				512
TOTAL NET ASSETS - 100.00%*				$335,970,739

Footnotes

*	Percentages are stated as a percent of net assets.
^	Restricted from sale.

The accompanying Notes to Financial Statements are an integral part of these statements.

2017 Mandatory Exchangeable Trust
Schedule of Investments, continued
June 30, 2018 (Unaudited)

The detail of outstanding Forward Agreements are as follows as of June 30, 2018

Description		Trust Shares Subject to Exchange	Fair Value
Forward Purchase Agreements with similar terms (with below noted counterparties) which are linked to the fair value of the common stock of the New York Times Co. (NYT-Publishing Industry) in the 40 day observation period before the Settlement Date of December 1, 2020, subject to maximum and minimum exchange rates of 5.6338 and 4.6948 shares respectively. All such agreements are non-income producing and involve the use of significant unobservable inputs in the determination of their fair value.
	Investora Carso, S.A de C.V. (cost $102,435,063)-Acquired 12/15/17	980,375	$128,002,855

	Control Empresarial de Capitales, S.A. de C.V. (cost $19,722,194)-Acquired 12/15/17	271,687	24,644,854

	Banco Inbursa, S.A. Institution de Banco Multiple, Grupo Financiero Inbursa (cost $117,755,497)-Acquired 12/15/17	1,622,938	147,147,269
			$299,794,978

The accompanying Notes to Financial Statements are an integral part of these statements.

2017 Mandatory Exchangeable Trust
Statement of Assets and Liabilities
June 30, 2018 (Unaudited)

Assets:
Investments in stripped U.S. Treasury Securities, at fair value (cost $36,464,644)	$36,175,249
Investment in Forward Agreements, at fair value (cost $239,912,754)	299,794,978
Total investments	335,970,227
Cash	412
Other assets	100
Total Assets	335,970,739

Net Assets	$335,970,739

Net Assets Consist of:
2017 Mandatory Exchangeable Trust Securities (“Trust Securities”) No Par Value, 2,875,001 Trust Securities Issued and Outstanding	$276,002,262
Accumulated net investment income	375,648
Net unrealized appreciation on investments	59,592,829
Net Assets	$335,970,739
Net Asset Value per share	$116.86

The accompanying Notes to Financial Statements are an integral part of these statements.

2017 Mandatory Exchangeable Trust
Statement of Operations
For the period from January 1, 2018 through June 30, 2018 (Unaudited)

Investment Income
Interest income	$341,846
Total Investment Income	341,846

Expenses
Professional fees	93,856
Administration, custody and transfer agent fees	93,200
Trustees’ fees	16,653
Total Expenses	203,709
Expenses offset by Sellers	(203,709)
Net Expenses	—

Net investment income	341,846
Net change in unrealized appreciation on investments	71,324,091
Net Increase in Net Assets Resulting from Operations	$71,665,937

The accompanying Notes to Financial Statements are an integral part of these statements.

2017 Mandatory Exchangeable Trust
Statement of Changes in Net Assets

	For the period from January 1, 2018 through June 30, 2018 (Unaudited)	For the period from December 15, 2017(1) through December 31, 2017

Change in Net Assets Resulting from Operations:
Net investment income	$341,846	$33,802
Net change in unrealized appreciation (depreciation) on investments	71,324,091	(11,731,262)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,665,937	(11,697,460)

Distributions Paid to Securities Holders:
Net Investment Income	(30,402)	—
Return of Capital to Securities Holders	(6,846,598)	—
Change in Net Assets from Distributions Paid to Securities Holders	(6,877,000)	—

Change in Net Assets Resulting from Capital Transactions:
Gross proceeds from the sale of Trust Securities	410,412	287,500,000
Selling commissions	—	(5,031,250)
Net Increase in Net Assets Resulting from Capital Transactions	410,412	282,468,750

Net Increase in Net Assets	65,199,349	270,771,290
Net Assets, Beginning of Period	270,771,390	100
Net Assets, End of Period	$335,970,739	$270,771,390

(1) Commencement of operations.

The accompanying Notes to Financial Statements are an integral part of these statements.

2017 Mandatory Exchangeable Trust
Statement of Cash Flows
For the period from January 1, 2018 through June 30, 2018 (Unaudited)

Cash Flows from Operating Activities:
Net change in net assets resulting from operations	$71,665,937
Adjustments to reconcile net change in net assets from operations to net cash provided by operating activities
Maturity of U.S. Treasury Securities	6,467,000
Net change in unrealized appreciation on investments	(71,324,091)
Amortization	(341,846)
Net Cash Provided by Operating Activities	6,467,000
Cash Flows from Financing Activities:
Proceeds from the sale of Securities, net of selling commissions	$410,412
Distributions to Securities holders	(6,877,000)
Net Cash Provided by Financing Activities	(6,466,588)

Net Increase in Cash	412
Cash - Beginning of Period	—
Cash - End of Period	$412

The accompanying Notes to Financial Statements are an integral part of these statements.

2017 Mandatory Exchangeable Trust
Financial Highlights

	For the period from January 1, 2018 through June 30, 2018 (Unaudited)		For the period from December 15, 2017(1) through December 31, 2017

Per Share Operating Performance:
Beginning net asset value	$94.18		$100.00
Initial selling commissions	—		(1.75)

Beginning net asset value, net of initial selling commission	94.18		98.25

Income From Investment Operations:
Net investment income	0.13		0.01
Net change in unrealized appreciation (depreciation)	24.94		(4.08)

Total Gain (Loss) from Investment Operations	25.07		(4.07)

Distributions to Securities Holders
Net Investment Income	(0.01)		—
Return of Capital to Securities Holders	(2.38)		—

Total Distributions	(2.39)		—

Ending Net Asset Value	$116.86		$94.18

Total Return	26.62	%(2)	(4.14	)%(6)

Supplemental Data and Ratios:
Net assets, end of period	$335,970,739		$270,771,390
Ratio of expenses to average net assets, before expense offset	0.14	%(3)(4)	0.16	%(3)(4)
Ratio of expenses to average net assets, after expense offset	0.00	%(3)(4)	0.00	%(3)(4)
Ratio of net investment income to average net assets, after expense offset	0.23	%(4)	0.28	%(4)
Portfolio turnover rate	0.00	%(5)	0.00	%(5)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	The Trust is not responsible for any expenses related to its ongoing operations. See Note 4 for additional information.
(4)

Annualized ratios of expenses and net investment income calculated using the average of net assets upon commencement and at end of period, as well as annualized income and expense amounts, with the exception of non recurring amounts such as organizational costs and other one time fees.

(5)	No investments were sold during the period.
(6)	Excludes the impact of selling commissions.

The accompanying Notes to Financial Statements are an integral part of these statements.

2017 Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS

As of and for the six month period ended June 30, 2018 (Unaudited)

1.	Organization

The 2017 Mandatory Exchangeable Trust (“Trust”) was established on October 10, 2017 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust commenced operations on December 15, 2017. In December 2017, the Trust offered and sold 2017 Mandatory Exchangeable Trust Securities (“Trust Securities”) to qualified institutional buyers (“QIBs”) in reliance on the non-public offering exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”) afforded by Section 4(a)(2) of this Act, and has relied on Rule 144A under the Securities Act for transactions involving the resale of Trust Securities. The Trust received an in kind contribution of U.S. Treasury securities and the Forward Agreements (the “Contracts”) for the purchase of shares of Class A common stock of the New York Times Company (the “Company”) in return for the issuance of Trust Securities. The counterparties to the Contracts are certain existing shareholders of the Company (the “Sellers”). Under the terms of the Contracts, the Trust will exchange each Trust Security for between 4.6948 and 5.6338 shares of the Company’s common stock (with the ultimate amount of shares determined by reference to the future trading price of the Company shares in relation to certain prescribed amounts) on December 1, 2020 (the “Exchange Date”). The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the “Administrator”) to provide administrative services to the Trust.

2.	Significant Accounting Policies

A. Basis of Accounting

The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Trust is an investment company and follows the accounting and reporting guidance of FASB ASC Topic 946.

B. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation

Investments made by the Trust are carried at fair value. The Trust uses the following valuation methods to determine the fair value of its investments:

(i)	the U.S. Treasury Securities held by the Trust are valued at the mean between the last current bid and asked prices or, if quotations are not readily available, as determined in good faith by the Board of Trustees of the Trust (the “Board of Trustees”) pursuant to policies and procedures that have been adopted and approved by the Board of Trustees from time to time;

(ii)	subject to review and approval by the Managing Trustee and a good faith determination by the Board of Trustees, the Contracts are valued by an independent valuation firm with expertise in valuing these types of Contracts, using an income approach (in the form of a discounted cash flow analysis), in conjunction with a Monte Carlo model that simulates potential future payouts under the Contracts.

D. Investment Transactions and Investment Income

Investment transactions of the Trust are accounted for as of the date the securities are purchased or sold by the Trust (the “trade date”). Interest income is recorded as earned and includes accrual of discounts, using the effective yield method. Amortized cost represents original cost, adjusted for a proportional increase or decrease in cost due to the discount or premium until maturity.

2017 Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS

As of and for the six month period ended June 30, 2018 (Unaudited)

E. Organizational Costs

Organizational costs of the Trust consist of costs incurred to establish the Trust and enable it legally to conduct business. Organizational costs are expensed as incurred. During the six month period ended June 30, 2018, the Trust incurred $0 of organizational costs.

3.	Forward Agreements

On December 15, 2017, the Trust entered into the Contracts, which are derivative instruments, with the Sellers for which the Sellers received $239,912,754 in connection therewith. Pursuant to these Contracts, each of which has similar terms, the Sellers are obligated to deliver to the Trust a specified number of Company shares on the Exchange Date so as to permit the holders of Trust Securities to exchange on the Exchange Date the Trust Securities they hold for the specified number of shares of the Company.

At June 30, 2018, the Contracts had the following value:

Forward Agreements	Trade Date	Cost of Contracts	Fair Value of Contracts	Net Unrealized Appreciation

Counterparties – Sellers	12/1/2020	$239,912,754	$299,794,978	$59,882,224

The fair value of the Contracts is included in investments in the Statement of Assets and Liabilities. The net change in unrealized depreciation is included in the Statement of Operations.

The primary risk of investing in the Contracts is the failure of the Sellers to deliver the shares of the Company on the Exchange Date, as provided under the terms and conditions of the Contracts. The Trust has received collateral in the form of Company shares, which mitigates the potential risk to investors. The Sellers’ obligation under the Contracts is collateralized by the Company shares that are held in the custody of the Trust’s Custodian, U.S. Bank National Association. At June 30, 2018 the Custodian held 16,197,175 shares of the Company with an aggregate fair value of $418,858,946.

4.	Indemnifications

The Trustees, on behalf of the Trust, have entered into various agreements fundamental to the operation of the Trust that contain indemnification provisions designed for the protection of the Trust. The Trust’s maximum exposure under these agreements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.	Expenses

The Sellers have agreed to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees. The Trust is not responsible for any fees associated with the Trust’s ongoing operations. In connection with its agreement, the Sellers contributed $1,139,000 in cash to an account held by the Administrator to cover all existing and future fees and expenses of the Trust. As of June 30, 2018, $519,749.26 remained in the account.

6.	Distributions

Holders of Trust Securities are entitled to receive distributions from the maturity of U.S. Treasury Securities of $1.2969 per quarter (except for the first distribution on March 1, 2018 of $1.0951), payable quarterly. The distributions will commence on March 1, 2018.

2017 Mandatory Exchangeable Trust
NOTES TO FINANCIAL STATEMENTS
As of and for the six month period ended June 30, 2018 (Unaudited)

7.	Income Taxes

The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes. Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and, as such, holders of Trust Securities are treated as if each holder owns directly its proportionate share of the assets held by the Trust.

The Trust complies with the authoritative guidance for uncertainty in income taxes. This guidance requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The Trust reviewed and evaluated tax positions in its major jurisdictions and determined whether or not there are uncertain tax positions that require financial statement recognition. The Trust has determined that no reserves for uncertain tax positions are required to be recorded for any of the Trust’s open tax years. The Trust is additionally not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, equaled $59,882,224 and $289,395, respectively. The aggregate cost of investments for Federal income tax purposes was $276,377,398 at June 30, 2018.

8.	Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2:	Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3:	Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2017 Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS

As of and for the six month period ended June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Trust’s investments as of June 30, 2018:

		Fair Value Measurements at June 30, 2018 Using
Description	Fair Value at June 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other
U.S. Treasury
Securities	$36,175,249	$36,175,249	$—	$—
Total Other	36,175,249	36,175,249	—	—
Derivative Instruments
Forward
Agreements	299,794,978	—	—	299,794,978
Total Derivative
Instruments	299,794,978	—	—	299,794,978
Total	$335,970,227	$36,175,249	$—	$299,794,978

During the six month period ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended June 30, 2018
Fair Value Beginning Balance	$239,912,754
Net unrealized appreciation	59,882,224
Investments contributed in kind
Transfers Out of Level 3	—
Fair Value Ending Balance	$299,794,978

The change in unrealized gains/(losses) for Level 3 investments held at period end was $59,882,224.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of June 30, 2018.

Type of Asset	Fair Value as of June 30, 2018	Valuation Technique	Unobservable Input
Forward Agreements	$299,794,978	Income Approach Pricing Model Technique	Daily volatility of stock price of underlying Assets – 1.10%. Risk Free rate of return – 2.91%. Equity risk premium – 6.04%. Size premium – 0.00%.

9.	Investment Transactions

For the six month period ended June 30, 2018, $6,467,000 in U.S. Treasury Securities matured. The proceeds were used by the Trust to make distributions to the Trust Security Holders. The Trust did not sell any securities during the period ended June 30, 2018.

2017 Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS

As of and for the six month period ended June 30, 2018 (Unaudited)

10.	Capital Share Transactions

For the six month period ended June 30, 2018, the Trust did not sell any Trust Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act. As of June 30, 2018, there were 2,875,001 Trust Securities issued and outstanding.

11.	Subsequent Events

The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued. No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

2017 Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS

As of and for the six month period ended June 30, 2018 (Unaudited)

ADDITIONAL INFORMATION

 June 30, 2018

(Unaudited)

Trustee Compensation

The Trust does not compensate any of its trustees who are interested persons. For the six month period ended June 30, 2018, no compensation was paid to the Trustees, including special compensation. The Trust’s Statement of Additional Information includes additional information about the trustees and is available on the SEC’s Web site at www.sec.gov.

Form N-Q

The Trust will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov. In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (01/01/18-01/31/18)	0	0	0	0
Month #2 (02/01/18-02/28/18)	0	0	0	0
Month #3 (03/01/18-03/31/18)	0	0	0	0
Month #4 (04/01/18-04/30/18)	0	0	0	0
Month #5 (05/01/18-05/31/18)	0	0	0	0
Month #6 (06/01/18-06/30/18)	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period ended June 30, 2018, reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 2017 Mandatory Exchangeable Trust

By (Signature and Title)  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  September 7, 2018